Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related party [Abstract]
Related Party Transactions	Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors. Compensation expense for key management personnel was as follows:

	Year ended	Nine months ended
	March 31, 2024	March 31, 2023
	$	$
Short-term employment benefits (1)	10,440	5,454
Long-term employment benefits	41	31
Termination benefit	1,089	489
Directors’ fees	322	273
Share-based compensation (2)	10,218	8,886
Total management compensation (3)	22,110	15,133
(1)As of March 31, 2024, $1.8 million is payable or accrued for key management compensation (March 31, 2023 – $1.2 million).
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 19). Director DSUs are included in share-based compensation.
(3)As of March 31, 2024, there are 10 key management personnel (March 31, 2023 – 14).

In connection with the acquisition of all of the issued and outstanding shares of CannaHealth, the Company paid $21.9 million to the minority interest of a consolidated subsidiary. The allocation of the consideration paid was determined to be solely deferred compensation, which is being amortized over a five year period. During the year ended March 31, 2024, the Company recognized amortization expense of $3.8 million (nine months ended March 31, 2023 – $1.9 million) in the consolidated statements of loss and comprehensive loss. The transaction is in the normal course of operations and are measured at the exchange value, being the amounts agreed to by the parties.

During the year ended March 31, 2024, In connection with a Creditor Agreement (Note 16), the Company entered into an unsecured loan agreement (“Agreement”) with Bevo which the Company holds a controlling interest of 50.1%. The Agreement was for a loan of $2.5 million which bears interest of 14.0% per annum. The principal loan and all outstanding accrued and interest are due on May 31, 2025 (Note 16).